Stockholders' Equity - Summary of Status of Options Granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders Equity Note [Abstract]
Number of Options, Outstanding Balance	119,106	86,431
Number of Options, Granted	58,324	58,546
Number of Options, Exercised	(1,167)	(2,660)
Number of Options, Forfeited	(24,538)	(22,868)
Number of Options, Expired	(12,330)	(343)
Number of Options, Outstanding Balance	139,395	119,106	86,431
Number of Options, Vested and expected to vest	139,395
Number of Options, Exercisable	63,365
Weighted Average Exercise Price, Outstanding Balance	$ 44.00	$ 65.00
Weighted Average Exercise Price, Granted	17.58	35.25
Weighted Average Exercise Price, Exercised	7.01	9.00
Weighted Average Exercise Price, Forfeited	36.31	99.75
Weighted Average Exercise Price, Expired	83.49	212.25
Weighted Average Exercise Price, Outstanding Balance	31.16	$ 44.00	$ 65.00
Weighted Average Exercise Price, Vested and expected to vest	31.16
Weighted Average Exercise Price, Exercisable	$ 4.73
Weighted-Average Remaining Contractual Life, Outstanding (in years)	8 years 3 months 18 days	8 years 7 months 6 days	9 years 1 month 6 days
Weighted-Average Remaining Contractual Life, Vested and expected to vest (in years)	8 years 3 months 18 days
Weighted-Average Remaining Contractual Life, Exercisable (in years)	7 years 8 months 12 days
Aggregate Intrinsic Value, Outstanding	$ 663,298	$ 1,575,646
Aggregate Intrinsic Value, Exercised	11,256	79,406
Aggregate Intrinsic Value, Outstanding	37,339	$ 663,298	$ 1,575,646
Aggregate Intrinsic Value, Vested and expected to vest	37,339
Aggregate Intrinsic Value, Exercisable	$ 33,575